LEASES (Schedule of Supplemental Balance Sheet Information Related to Operating Leases) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Lessee Disclosure [Abstract]
Operating lease ROU assets	$ 2,490
Operating lease liabilities current	1,383
Operating lease liabilities, long-term	$ 1,094
Weighted average remaining lease term (in years)	1 year 5 months 27 days
Weighted average discount rate	3.72%